Stockholders' equity - Summary of Analysis of Other Comprehensive Income by Item (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Changes in equity instruments measured at fair value through other comprehensive income
Amount incurred during the year	¥ (45,708)	¥ (139,511)	¥ 191,122
Total before tax	(45,708)	(139,511)	191,122
Tax expense or (benefit)	8,846	33,085	(46,382)
Net of tax	(36,862)	(106,426)	144,740
Remeasurement of defined benefit pension plans
Amount incurred during the year	27,136	43,134	17,856
Total before tax	27,136	43,134	17,856
Tax expense or (benefit)	(8,245)	(9,493)	(6,301)
Net of tax	18,891	33,641	11,555
Share of other comprehensive income of investments accounted for using the equity method
Amount incurred during the year	197	869	98
Total before tax	197	869	98
Tax expense or (benefit)	(52)	(292)	(11)
Net of tax	145	577	87
Total	(17,826)	(72,208)	156,382
Changes in debt instruments measured at fair value through other comprehensive income
Amount incurred during the year	(1,223,450)	(572,692)	(285,504)
Reclassification to profit or loss	(5,300)	(6,408)	(98)
Total before tax	(1,228,750)	(579,100)	(285,602)
Tax expense or (benefit)	344,072	162,196	80,053
Net of tax	(884,678)	(416,904)	(205,549)
Cash flow hedges
Amount incurred during the year	(12,975)	(7,703)	7,481
Reclassification to profit or loss	30,813	14,529	(7,228)
Total before tax	17,838	6,826	253
Tax expense or (benefit)	(5,459)	(2,091)	(202)
Net of tax	12,379	4,735	51
Insurance contract valuation adjustments
Amount incurred during the year	2,463	807	(3,081)
Reclassification to profit or loss	(83)	(10)	(39)
Total before tax	2,380	797	(3,120)
Tax expense or (benefit)	(666)	(198)	0
Net of tax	1,714	599	(3,120)
Exchange differences on translating foreign operations
Amount incurred during the year	177,645	227,017	115,304
Reclassification to profit or loss	630	(742)	17
Total before tax	178,275	226,275	115,321
Tax expense or (benefit)	0	0	0
Net of tax	178,275	226,275	115,321
Share of other comprehensive income of investments accounted for using the equity method
Amount incurred during the year	3,554	1,501	798
Reclassification to profit or loss	0	0	0
Total before tax	3,554	1,501	798
Tax expense or (benefit)	0	0	0
Net of tax	3,554	1,501	798
Total	(688,756)	(183,794)	(92,499)
Total other comprehensive income, net of tax	¥ (706,582)	¥ (256,002)	¥ 63,883